1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Inventories
	2014	2013
Raw material	$445,210	$302,448
Work-in-progress	385,601	392,991
Finished goods	158,067	200,734
	$988,878	$896,173

Property and Equipment
Asset Classification	Estimated Useful Life
Machinery and equipment	2-7 years
Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	5 years
Vehicles	3 years

Significant Customers
	Year Ended June 30
	2014	2013
Customer A	21%	13%
Customer B	21	54
Customer C	14	1
All others	44	32
	100%	100%

Loss per Share
	Year Ended June 30
	2014	2013

Net Loss– Basic and Diluted	$(1,160,638)	$(1,787,680)

Basic Weighted Average Shares Outstanding	4,455,134	3,521,387
Potentially Dilutive Securities	–	–
Diluted Weighted Average Shares Outstanding	4,455,134	3,521,387

Loss Per Share
Basic	$(0.26)	$(0.51)
Diluted	$(0.26)	$(0.51)

Warranty Costs
	2014	2013
Balance at beginning of period	$25,000	$25,000
Provision for warranty claims	11,917	2,006
Warranty claims incurred	(11,917)	(2,006)
Balance at end of period	$25,000	$25,000